Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible debt	$ 1,186,176	$ 1,294,267
Debt Discount	(924,199)	(1,084,944)
Total	261,977	209,323	$ 169,667
May 2019 Notes [Member]
Convertible debt	409,809	462,085
August 2020 Notes [Member]
Convertible debt	380,638	588,182
December 2020 Notes [Member]
Convertible debt	45,729	244,000
March 2021 Notes [Member]
Convertible debt	$ 350,000